Employee Benefits (Details) - MYR (RM)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Director [Member]
Employee Benefits [Line Items]
Salaries, fees and other emoluments	RM 680,028	RM 798,527